Financial - risk management objectives and policies - Liquidity risk (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Financial - risk management objectives and policies
Lease Liabilities	$ 7,473	$ 10,320
Total	$ 9,169	$ 34,219